UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sound Energy Partners, Inc.

Address:  354 Pequot Avenue
          Southport, Connecticut 06890


13F File Number: 028-11115

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Slavko Negulic
Title:  Chief Financial Officer
Phone:  (203) 254-4500


Signature, Place and Date of Signing:

/s/ Slavko Negulic          Southport, Connecticut           May 14, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number    Name


--------------------------------------------------------------------------------

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  81

Form 13F Information Table Value Total: $1,396,152
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                    FORM 13F INFORMATION TABLE
                                                          March 31, 2007

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
COLUMN 1                          COLUMN  2      COLUMN 3    COLUMN 4           COLUMN 5       COLUMN 6   COLUMN 7    COLUMN 8

                                                              VALUE        SHRS OR  SH/ PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP       (X$1000)      PRN AMT  PRN CALL  DISCRETION  MGRS    SOLE   SHARED NONE
ACERGY S A                     SPONSORED ADR    00443E104      7,647      359,200    SH         SOLE      NONE    359200
ACTIVE POWER INC               COM              00504W100      9,914    5,110,288    SH         SOLE      NONE   5110288
AMERICAN SUPERCONDUCTOR CORP   COM              030111108      2,460      182,600    SH  PUT    SOLE      NONE    182600
ARENA RESOURCES INC            COM              040049108      2,205       44,000    SH         SOLE      NONE     44000
AVENTINE RENEWABLE ENERGY      COM              05356X403      2,252      123,600    SH  CALL   SOLE      NONE    123600
BEACON POWER CORP              COM              073677106        401      461,122    SH         SOLE      NONE    461122
BJ SVCS CO                     COM              055482103     25,110      900,000    SH  CALL   SOLE      NONE    900000
CAMERON INTERNATIONAL CORP     COM              13342B105     39,784      633,600    SH         SOLE      NONE    633600
CANADIAN NAT RES LTD           COM              136385101     39,996      724,700    SH         SOLE      NONE    724700
CANADIAN NAT RES LTD           COM              136385101     19,317      350,000    SH  PUT    SOLE      NONE    350000
CARRIZO OIL & CO INC           COM              144577103      3,531      101,000    SH         SOLE      NONE    101000
CATALYTICA ENERGY SYS INC      COM              148884109        144      100,067    SH         SOLE      NONE    100067
CF INDS HLDGS INC              COM              125269100        848       22,000    SH  CALL   SOLE      NONE     22000
CF INDS HLDGS INC              COM              125269100        848       22,000    SH  PUT    SOLE      NONE     22000
CHINA BAK BATTERY INC          COM              16936Y100        325      100,000    SH         SOLE      NONE    100000
CNX GAS CORP                   COM              12618H309      1,805       63,700    SH         SOLE      NONE     63700
COMPLETE PRODUCTION SERVICES   COM              20453E109      4,121      207,000    SH         SOLE      NONE    207000
COVANTA HLDG CORP              COM              22282E102      1,373       61,900    SH         SOLE      NONE     61900
DARLING INTL INC               COM              237266101        539       82,899    SH         SOLE      NONE     82899
DELTA PETE CORP                COM NEW          247907207     12,743      555,000    SH         SOLE      NONE    555000
DENBURY RES INC                COM NEW          247916208     12,661      425,000    SH         SOLE      NONE    425000
DEVON ENERGY CORP NEW          COM              25179M103     23,535      340,000    SH         SOLE      NONE    340000
DRESSER-RAND GROUP INC         COM              261608103      3,046      100,000    SH         SOLE      NONE    100000
DYNEGY INC NEW                 CL A             26816Q101     24,076    2,600,000    SH         SOLE      NONE   2600000
ENSCO INTL INC                 COM              26874Q100     30,861      567,300    SH         SOLE      NONE    567300
EVERGREEN ENERGY INC           COM              30024B104     14,251    2,169,100    SH         SOLE      NONE   2169100
EVERGREEN ENERGY INC           COM              30024B104     10,761    1,637,800    SH  CALL   SOLE      NONE   1637800
EVERGREEN SOLAR INC            COM              30033R108      1,950      200,000    SH  PUT    SOLE      NONE    200000
FOSTER WHEELER LTD             SHS NEW          G36535139     12,811      219,400    SH         SOLE      NONE    219400
FREEPORT MCMORAN COPPER & GO   CL B             35671D857      6,619      100,000    SH         SOLE      NONE    100000
FUELCELL ENERGY INC            COM              35952H106     12,027    1,530,202    SH         SOLE      NONE   1530202
FUELCELL ENERGY INC            COM              35952H106      4,014      510,700    SH  CALL   SOLE      NONE    510700
GLOBALSANTAFE CORP             SHS              G3930E101     44,511      721,637    SH         SOLE      NONE    721637
GRANT PRIDECO INC COM STK      COMMON STOCK     38821G101     20,190      405,100    SH         SOLE      NONE    405100
HALLIBURTON CO                 COM              406216101      6,246      196,800    SH         SOLE      NONE    196800
HALLIBURTON CO                 COM              406216101     44,738    1,409,500    SH  CALL   SOLE      NONE   1409500
HESS CORP                      COM              42809H107     33,282      600,000    SH         SOLE      NONE    600000
HESS CORP                      COM              42809H107     11,100      200,100    SH  PUT    SOLE      NONE    200100
HOUSTON WIRE & CABLE CO        COM              44244K109      8,412      300,200    SH         SOLE      NONE    300200
HYDROGENICS CORP               COM              448882100        376      395,270    SH         SOLE      NONE    395270
INFRASOURCE SVCS INC           COM              45684P102     14,502      475,000    SH         SOLE      NONE    475000
INTEROIL CORP                  COM              460951106     23,304      876,100    SH         SOLE      NONE    876100
ISHARES TR                     RUSSELL 2000     464287655    132,782    1,670,000    SH  PUT    SOLE      NONE   1670000
MAXWELL TECHNOLOGIES INC       COM              577767106        376       30,000    SH  PUT    SOLE      NONE     30000
MCDERMOTT INTL INC             COM              580037109     16,021      327,100    SH         SOLE      NONE    327100
MEMC ELECTR MATLS INC          COM              552715104      3,634       60,000    SH  PUT    SOLE      NONE     60000
MIRANT CORP NEW                COM              60467R100     13,767      340,251    SH         SOLE      NONE    340251
MIRANT CORP NEW                W EXP 01/03/201  60467R118     12,704      599,261    SH         SOLE      NONE    599261
NATIONAL OILWELL VARCO INC     COM              637071101     21,224      272,832    SH         SOLE      NONE    272832
NOBLE CORPORATION              COM              G65422100     11,534      146,600    SH         SOLE      NONE    146600
OIL SVC HOLDRS TR              DEPOSTRY RCPT    678002106    259,790    1,782,800    SH  PUT    SOLE      NONE   1782800
PARTICLE DRILLING TECHNOLOGI   COM              70212G101      2,062      522,100    SH         SOLE      NONE    522100
PETROHAWK ENERGY CORP          COM              716495106     34,308    2,605,000    SH         SOLE      NONE   2605000
POGO PRODUCING CO              COM              730448107      5,017      104,300    SH  PUT    SOLE      NONE    104300
POWERSHARES ETF TRUST          WNDRHLL CLN EN   73935X500      3,952      209,205    SH         SOLE      NONE    209205
POWERSHARES ETF TRUST          WNDRHLL CLN EN   73935X500        637       33,700    SH  CALL   SOLE      NONE     33700
POWERSHARES ETF TRUST          WNDRHLL CLN EN   73935X500        508       26,900    SH  PUT    SOLE      NONE     26900
PRIDE INTL INC DEL             COM              74153Q102     14,382      477,791    SH         SOLE      NONE    477791
QUANTA SVCS INC                COM              74762E102     14,159      561,400    SH         SOLE      NONE    561400
RANGE RES CORP                 COM              75281A109      6,261      187,450    SH         SOLE      NONE    187450
RELIANT ENERGY INC             COM              75952B105     19,304      950,000    SH         SOLE      NONE    950000
ROWAN COS INC                  COM              779382100     40,458    1,246,000    SH         SOLE      NONE   1246000
SCHLUMBERGER LTD               COM              806857108     34,032      492,500    SH         SOLE      NONE    492500
SOUTHWESTERN ENERGY CO         COM              845467109     12,294      300,000    SH         SOLE      NONE    300000
SUNCOR ENERGY INC              COM              867229106     11,246      147,300    SH         SOLE      NONE    147300
SUNOPTA INC                    COM              8676EP108      2,154      181,000    SH         SOLE      NONE    181000
SUNPOWER CORP                  COM CL A         867652109      4,095       90,000    SH  PUT    SOLE      NONE     90000
TALISMAN ENERGY INC            COM              87425E103      7,330      417,400    SH         SOLE      NONE    417400
TERRA INDS INC                 COM              880915103      2,650      151,432    SH         SOLE      NONE    151432
TERRA INDS INC                 COM              880915103      2,240      128,000    SH  PUT    SOLE      NONE    128000
TETON ENERGY CORP              COM              881628101      3,205      654,100    SH         SOLE      NONE    654100
TODCO                          COM              88889T107     23,121      573,300    SH         SOLE      NONE    573300
TRANSMERIDIAN EXPL INC         COM              89376N108        858      300,000    SH         SOLE      NONE    300000
TRANSOCEAN INC                 ORD              G90078109     41,863      512,400    SH         SOLE      NONE    512400
US BIOENERGY CORP              COM              90342V109        917       79,960    SH         SOLE      NONE     79960
VALERO ENERGY CORP NEW         COM              91913Y100     16,755      259,800    SH         SOLE      NONE    259800
VALMONT INDS INC               COM              920253101      6,454      111,600    SH         SOLE      NONE    111600
VERASUN ENERGY CORP            COM              92336G106        334       16,800    SH         SOLE      NONE     16800
VERASUN ENERGY CORP            COM              92336G106        968       48,700    SH  CALL   SOLE      NONE     48700
WEATHERFORD INTERNATIONAL LT   COM              G95089101     46,412    1,029,100    SH         SOLE      NONE   1029100
XTO ENERGY INC                 COM              98385X106     27,708      505,533    SH         SOLE      NONE    505533



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